Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,792,171.87

Principal:
Principal Collections	$26,444,909.51
Prepayments in Full	$11,872,895.41
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$38,317,804.92
Collections	$41,109,976.79

Purchase Amounts:
Purchase Amounts Related to Principal	$431,623.20
Purchase Amounts Related to Interest	$896.27
Sub Total	$432,519.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,542,496.26

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,542,496.26
Servicing Fee	$1,179,582.55	$1,179,582.55	$0.00	$0.00	$40,362,913.71
Interest - Class A-1 Notes	$14,277.36	$14,277.36	$0.00	$0.00	$40,348,636.35
Interest - Class A-2 Notes	$49,424.57	$49,424.57	$0.00	$0.00	$40,299,211.78
Interest - Class A-3 Notes	$87,219.83	$87,219.83	$0.00	$0.00	$40,211,991.95
Interest - Class A-4 Notes	$42,262.50	$42,262.50	$0.00	$0.00	$40,169,729.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,169,729.45
Interest - Class B Notes	$17,651.86	$17,651.86	$0.00	$0.00	$40,152,077.59
Second Priority Principal Payment	$9,247,500.90	$9,247,500.90	$0.00	$0.00	$30,904,576.69
Interest - Class C Notes	$13,956.91	$13,956.91	$0.00	$0.00	$30,890,619.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,890,619.78
Regular Principal Payment	$195,722,499.10	$30,890,619.78	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$41,542,496.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,247,500.90
Regular Principal Payment					$30,890,619.78
Total					$40,138,120.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$40,138,120.68	$195.82	$14,277.36	$0.07	$40,152,398.04	$195.89
Class A-2 Notes	$0.00	$0.00	$49,424.57	$0.11	$49,424.57	$0.11
Class A-3 Notes	$0.00	$0.00	$87,219.83	$0.19	$87,219.83	$0.19
Class A-4 Notes	$0.00	$0.00	$42,262.50	$0.31	$42,262.50	$0.31
Class B Notes	$0.00	$0.00	$17,651.86	$0.45	$17,651.86	$0.45
Class C Notes	$0.00	$0.00	$13,956.91	$0.53	$13,956.91	$0.53
Total	$40,138,120.68	$30.50	$224,793.03	$0.17	$40,362,913.71	$30.67

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$204,970,000.00	1.0000000	$164,831,879.32	0.8041756
Class A-2 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,315,880,000.00	1.0000000	$1,275,741,879.32	0.9694971

Pool Information
Weighted Average APR	2.556%	2.540%
Weighted Average Remaining Term	59.47	58.65
Number of Receivables Outstanding	43,920	43,293
Pool Balance	$1,415,499,059.21	$1,376,749,429.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,315,882,652.86	$1,280,312,499.10
Pool Factor	1.0000000	0.9726248

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$96,436,930.10
Targeted Overcollateralization Amount	$140,116,117.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$101,007,549.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$201.89
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$201.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		38	$201.89
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$201.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5.31
Average Net Loss for Receivables that have experienced a Realized Loss			$5.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.22%	97	$3,086,468.33
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.22%	97	$3,086,468.33

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		0	$0.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	1

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	106	$4,109,848.48
2 Months Extended	82	$3,561,220.54
3+ Months Extended	3	$115,602.35

Total Receivables Extended	191	$7,786,671.37

IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,250.1	89.0%
Class B Notes	39.5	2.8
Class C Notes	26.3	1.9
Residual Interest	88.5	6.3

Total	$1,404.4	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $70.2M, according to Regulation RR

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer